Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2016	2015 As Adjusted (note 2)

Prepaid expenses	$420	$545
Other receivable	368	158
Payment in advance	202	230
Interest receivable	48	94
Other	68	73

	$1,106	$1,100